Tax reforms (Details Textual)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Tax reforms [Line Items]
Carryforward period					12 years
Colombia [Member]
Disclosure of Tax reforms [Line Items]
Description of nature of potential income tax consequences that would result from payment of dividend					New withholding tax on dividends—with the applicable rates for non-resident shareholders of: (1) 5% for dividends distributed out of the distributing entity’s previously taxed profits; and (2) 35% for dividends distributed out of the distributing entity’s previously untaxed profits, plus an additional 5% after having applied and deducted the initial 35% withholding.
Value Added Tax Rate					19.00%	16.00%
Colombia [Member] | Scenario Forecasts [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate			33.00%	37.00%	40.00%
Colombia [Member] | Income tax [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate					34.00%
Colombia [Member] | Income tax [Member] | Scenario Forecasts [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate				33.00%
Colombia [Member] | Surcharge [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate					6.00%
Colombia [Member] | Surcharge [Member] | Scenario Forecasts [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate				4.00%
Colombia [Member] | Tax on deemed income [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate					3.50%	3.00%
Colombia [Member] | income tax for non-residents [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate					15.00%
Colombia [Member] | Capital gain Tax [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate					10.00%
Argentina [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate					35.00%
Argentina [Member] | Scenario Forecasts [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate	25.00%	25.00%	30.00%	30.00%
Description of nature of potential income tax consequences that would result from payment of dividend				New withholding tax on dividends—with the applicable rates for non-resident shareholders of: (1) 7% for dividends distributed out of the distributing entity’s previously taxed profits of fiscal years 2018 and 2019; and (2) 13% for dividends distributed out of the distributing entity’s previously taxed profits of fiscal years 2020 and onwards.